UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to:

JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed—End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Item 13.	Exhibits.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181
(800) 621-9215

August 14, 2018

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the June 30, 2018 Semi-Annual Report for Plan Investment Fund, Inc.

Asset levels averaged over $1 billion during the first half of 2018 driven by increased daily utilization and an increase in investors. The Federal Reserve’s two additional rate hikes drove yields to levels not seen since 2008. We are focused on continuing to build on the positive momentum the Fund has experienced year-to-date.

We are pleased to serve you and welcome any feedback.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2018

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 59.6%
U.S. TREASURY OBLIGATIONS — 31.8%

$125,000,000	U.S. Treasury Bill (1)	1.82%	07/12/18	$124,931,632
11,105,000	U.S. Treasury Bill (1)	1.63%	07/19/18	11,096,138
15,000,000	U.S. Treasury Bill (1)	1.66%	08/02/18	14,978,333
9,620,000	U.S. Treasury Bill (1)	1.72%	08/09/18	9,602,514
24,700,000	U.S. Treasury Bill (1)	1.86%	08/23/18	24,633,818
38,920,000	U.S. Treasury Bill (1)	1.91%	09/13/18	38,770,734
5,000,000	U.S. Treasury Bill (1)	2.00%	09/20/18	4,978,062
22,000,000	U.S. Treasury Bill (1)	1.94%	09/27/18	21,898,091
11,015,000	U.S. Treasury Bill (1)	2.03%	10/25/18	10,944,513
24,270,000	U.S. Treasury Bill (1)	2.14%	12/27/18	24,018,391
9,125,000	U.S. Treasury Note	1.38%	07/31/18	9,121,510
365,000	U.S. Treasury Note	1.13%	01/31/19	362,759
365,000	U.S. Treasury Note	1.25%	01/31/19	363,021
24,285,000	U.S. Treasury Note	1.50%	01/31/19	24,185,821
7,405,000	U.S. Treasury Note	0.75%	02/15/19	7,337,803
1,660,000	U.S. Treasury Note	1.13%	02/28/19	1,647,662
27,000,000	U.S. Treasury Note	1.50%	02/28/19	26,865,410
	Total U.S. Treasury Obligations (Cost $355,736,212)			355,736,212
AGENCY OBLIGATIONS — 27.8% (2)

3,550,000	Federal Farm Credit Banks Funding Corp. (1)	1.29%	07/13/18	3,548,485
9,020,000	Federal Farm Credit Banks Funding Corp. (1)	2.17%	01/16/19	8,913,299
10,000,000	Federal Farm Credit Banks Funding Corp. (1) (3) (1 Month USD LIBOR - 0.095%)	2.00%	07/25/19	9,995,777
5,770,000	Federal Farm Credit Banks Funding Corp. (1) (3) (1 Month USD LIBOR - 0.050%)	2.02%	06/15/20	5,769,675
5,095,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.140%)	1.87%	07/05/18	5,095,000
1,965,000	Federal Home Loan Banks (1)	1.81%	07/06/18	1,964,509
10,385,000	Federal Home Loan Banks (1)	1.85%	07/11/18	10,379,669
21,855,000	Federal Home Loan Banks (1)	1.87%	07/18/18	21,835,711
21,105,000	Federal Home Loan Banks (1)	1.86%	07/20/18	21,084,263
14,975,000	Federal Home Loan Banks (1)	1.86%	07/25/18	14,956,441
16,615,000	Federal Home Loan Banks (1)	1.80%	08/01/18	16,589,363
1,465,000	Federal Home Loan Banks (3)	1.82%	08/01/18	1,465,000
6,120,000	Federal Home Loan Banks (1) (1 Month USD LIBOR - 0.160%)	1.90%	08/03/18	6,109,369
8,680,000	Federal Home Loan Banks (1)	1.89%	08/08/18	8,662,784
5,000,000	Federal Home Loan Banks (1)	1.74%	08/10/18	4,990,395
10,000,000	Federal Home Loan Banks (1)	1.95%	09/05/18	9,964,488
4,480,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.125%)	1.92%	09/10/18	4,480,000

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2018

(Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

AGENCY OBLIGATIONS (continued)

$9,630,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	1.94%	10/15/18	$9,630,000
7,465,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.150%)	1.94%	10/18/18	7,465,000
20,000,000	Federal Home Loan Banks (1) (3) (1 Month USD LIBOR - 0.080%)	1.97%	11/13/18	19,998,402
8,715,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.150%)	1.91%	11/14/18	8,715,000
11,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.130%)	1.94%	11/15/18	11,000,000
4,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.070%)	2.02%	12/19/18	4,000,000
5,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.140%)	1.95%	12/24/18	5,000,000
6,355,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.140%)	2.09%	01/08/19	6,355,000
3,725,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.090%)	2.00%	01/25/19	3,725,000
11,745,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.120%)	1.97%	03/25/19	11,745,000
20,000,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.090%)	1.92%	04/05/19	20,000,000
1,910,000	Federal Home Loan Banks (1) (3) (3 Month USD LIBOR - 0.160%)	2.17%	06/12/19	1,909,529
1,710,000	Federal Home Loan Banks (3) (3 Month USD LIBOR - 0.160%)	2.17%	06/20/19	1,710,000
2,090,000	Federal Home Loan Banks (3) (3 Month USD LIBOR - 0.160%)	2.17%	06/20/19	2,090,000
10,000,000	Federal Home Loan Banks (3) (3 Month USD LIBOR - 0.160%)	2.17%	06/20/19	10,000,000
12,455,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.080%)	1.97%	07/11/19	12,455,000
5,045,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.080%)	2.02%	08/27/19	5,045,000
6,535,000	Federal Home Loan Banks (3) (1 Month USD LIBOR - 0.040%)	2.05%	04/17/20	6,535,000
7,235,000	Federal National Mortgage Association (1)	1.90%	08/20/18	7,216,008
	Total Agency Obligations (Cost $310,398,167)			310,398,167
	Total Investments — 59.6% (Cost $666,134,379)			666,134,379

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2018

(Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS — 40.3%

$43,000,000	Bank of Montreal Dated 6/29/18, To be repurchased at $43,007,346 (collateralized by $44,820,798 par amount of U.S. Treasury Notes and U.S. Treasury Bills, 0.00% to 2.86%; due 08/16/18 to 11/15/47; Total Fair Value $43,860,098)	2.05%	07/02/18	$43,000,000
20,000,000	Goldman Sachs & Co. Dated 6/29/18, To be repurchased at $20,003,450 (collateralized by $20,259,356 par amount of Government National Mortgage Association, 3.50%; due 06/20/46; Total Fair Value $20,400,001)	2.07%	07/02/18	20,000,000
30,000,000	HSBC Securities (USA), Inc. Dated 6/29/18, To be repurchased at $30,005,250 (collateralized by $30,640,000 par amount of a U.S. Treasury Note, 2.38%; due 04/15/21; Total Fair Value $30,600,419)	2.10%	07/02/18	30,000,000
120,000,000	HSBC Securities (USA), Inc. Dated 6/29/18, To be repurchased at $120,021,100 (collateralized by $120,003,374 par amount of Freddie Mac Gold Participating Certificates, 3.00% to 4.00%; due 03/01/33 to 03/01/46; Total Fair Value $123,603,475)	2.11%	07/02/18	120,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 6/29/18, To be repurchased at $10,001,758 (collateralized by $10,040,544 par amount of a Federal National Mortgage Backed Security, a Government National Mortgage Association and Freddie Mac Gold Participating Certificates, 3.44% to 4.50%; due 06/01/25 to 04/01/48; Total Fair Value $10,299,938)	2.11%	07/02/18	10,000,000
12,000,000	Natixis S.A. Dated 6/29/18, To be repurchased at $12,002,100 (collateralized by $12,020,200 par amount of U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds, 0.00% to 3.63%; due 08/23/18 to 11/15/47; Total Fair Value $12,240,039)	2.10%	07/02/18	12,000,000

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2018

(Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)

$3,000,000	Natixis S.A. Dated 6/29/18, To be repurchased at $3,000,530 (collateralized by $3,000,000 par amount of Federal National Mortgage Backed Securities, a Government National Mortgage Association, U.S. Treasury Notes and a Freddie Mac Gold Participating Certificate, 0.13% to 4.24%; due 01/15/22 to 05/20/48; Total Fair Value $3,087,529)	2.12%	07/02/18	$3,000,000
10,000,000	TD Securities (USA), LLC Dated 6/29/18, To be repurchased at $10,001,750 (collateralized by $10,179,300 par amount of U.S. Treasury Notes, 1.50% to 1.63%; due 12/31/18 to 07/31/20; Total Fair Value $10,200,035)	2.10%	07/02/18	10,000,000
130,000,000	TD Securities (USA), LLC Dated 6/29/18, To be repurchased at $130,022,967 (collateralized by $130,000,000 par amount of a Federal National Mortgage Backed Security and a Freddie Mac Gold Participating Certificate, 4.00% to 4.50%; due 03/01/47 to 05/01/47; Total Fair Value $133,900,000)	2.12%	07/02/18	130,000,000
72,000,000	The Bank of Nova Scotia Dated 6/29/18, To be repurchased at $72,012,600 (collateralized by $73,626,563 par amount of U.S Treasury Bonds and U.S. Treasury Notes, 0.63% to 3.88%; due 15/31/19 to 02/15/43; Total Fair Value $73,452,853)	2.10%	07/02/18	72,000,000
	Total Repurchase Agreements (Cost $450,000,000)			450,000,000
	Total Investments in Securities — 99.9% (Cost $1,116,134,379)			1,116,134,379
	Other Assets in excess of Liabilities — 0.1%			719,698
	Net Assets — 100.0%			$1,116,854,077
	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable rate security. The rate shown is the rate in effect at June 30, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2018

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

TOTAL INVESTMENTS — 75.4%
BANK OBLIGATIONS — 26.7%
CERTIFICATES OF DEPOSIT — 3.7% (3)
$2,000,000	Citibank NA (1 Month USD LIBOR + 0.180%)	2.21%	08/08/18	$2,000,426
750,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.160%)	2.25%	07/02/18	750,010
1,500,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.220%)	2.31%	10/29/18	1,500,201
500,000	Wells Fargo & Co. (1 Month USD LIBOR + 0.220%)	2.31%	11/15/18	500,045
				4,750,682
YANKEE CERTIFICATES OF DEPOSIT — 23.0%
1,000,000	Bank of Montreal	2.27%	08/28/18	1,000,209
750,000	BNP Paribas SA, New York (3) (1 Month USD LIBOR + 0.200%)	2.29%	07/16/18	750,098
500,000	Cooperatieve Rabobank, New York (3) (1 Month USD LIBOR + 0.180%)	2.23%	11/13/18	499,999
2,000,000	KBC Bank NV, New York	1.92%	07/06/18	2,000,000
2,000,000	KBC Bank NV, New York	2.27%	07/30/18	2,000,425
2,500,000	Mitsubishi UFJ Trust and Banking Corp. (3) (1 Month USD LIBOR + 0.300%)	2.38%	08/22/18	2,501,074
500,000	Mizuho Bank Ltd., New York (3) (1 Month USD LIBOR + 0.230%)	2.23%	07/02/18	500,011
2,500,000	Mizuho Bank, Ltd., New York	2.34%	07/09/18	2,500,241
2,000,000	Mizuho Bank, Ltd., New York (3) (1 Month USD LIBOR + 0.300%)	2.39%	08/31/18	2,000,570
1,500,000	Natixis S.A. (3) (3 Month USD LIBOR + 0.100%)	2.46%	11/01/18	1,500,092
2,500,000	Norinchukin Bank, New York (3) (3 Month USD LIBOR + 0.300%)	2.30%	09/04/18	2,501,163
2,000,000	Oversea Chinese Banking Corp., Ltd.	2.15%	07/09/18	2,000,126
500,000	Royal Bank of Canada, New York (3) (1 Month USD LIBOR + 0.250%)	2.26%	11/06/18	500,109
500,000	Royal Bank of Canada, New York (3) (3 Month USD LIBOR + 0.150%)	2.48%	05/20/19	499,954
1,000,000	Sumitomo Mitsui Banking Corp., New York	2.32%	07/06/18	1,000,073
2,500,000	Sumitomo Mitsui Banking Corp., New York (3) (1 Month USD LIBOR + 0.300%)	2.39%	08/21/18	2,500,572
1,000,000	Sumitomo Mitsui Banking Corp., New York (1) (2)	2.31%	09/20/18	994,817
2,500,000	Sumitomo Mitsui Trust Bank, Ltd., New York (3) (1 Month USD LIBOR + 0.210%)	2.22%	08/06/18	2,500,291
1,000,000	Swedbank AB (3) (1 Month USD LIBOR + 0.190%)	2.28%	12/31/18	999,894

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2018

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$1,000,000	Toronto Dominion Holdings USA, Inc. (3)
	(3 Month USD LIBOR + 0.110%)	2.44%	06/28/19	$999,901
				29,749,619
	Total Bank Obligations (Cost $34,494,649)			34,500,301
CORPORATE DEBT — 40.5%
COMMERCIAL PAPER — 40.5%
ASSET BACKED SECURITIES — 18.2%
2,000,000	Antalis SA (1) (2)	1.97%	07/05/18	1,999,346
1,500,000	Cancara Asset Securitisation LLC (1) (2)	2.30%	07/30/18	1,497,322
1,500,000	Cancara Asset Securitisation LLC (1) (2)	2.30%	09/05/18	1,493,642
1,000,000	Crown Point Capital LLC (1) (2)	2.36%	07/09/18	999,429
2,000,000	Crown Point Capital LLC (1) (2)	2.36%	07/31/18	1,996,258
1,000,000	LMA Americas LLC (1) (2)	2.50%	11/21/18	990,200
3,000,000	Matchpoint Finance PLC (1) (2)	1.95%	07/02/18	2,999,494
1,500,000	Nieuw Amsterdam Receivables Corp. (1) (2)	2.30%	09/11/18	1,493,103
2,000,000	Starbird Funding Corp. (1) (2)	1.95%	07/02/18	1,999,676
2,500,000	Starbird Funding Corp. (1) (2)	2.53%	09/17/18	2,487,350
1,500,000	Thunder Bay Funding LLC (2) (3) (1 Month USD LIBOR + 0.250%)	2.34%	08/30/18	1,500,562
2,500,000	Versailles Commercial Paper LLC (1) (2)	2.00%	07/03/18	2,499,433
1,500,000	Victory Receivables Corp. (1) (2)	2.31%	08/08/18	1,496,550
				23,452,365
FINANCIAL COMPANIES — 16.9%
1,000,000	ASB Finance Ltd. (2) (3) (1 Month USD LIBOR + 0.220%)	2.32%	08/28/18	1,000,332
1,000,000	BPCE SA (1) (2)	2.46%	10/03/18	993,808
1,000,000	BPCE SA (1) (2)	2.57%	10/31/18	991,799
700,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.190%)	2.25%	09/14/18	700,177
1,000,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.190%)	2.29%	09/28/18	1,000,222
250,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.190%)	2.19%	10/05/18	250,041
600,000	Commonwealth Bank of Australia, New York (2) (3) (1 Month USD LIBOR + 0.200%)	2.25%	11/09/18	600,039
2,065,000	Federation Des Caisses Desjardins Du Quebec (1) (2)	2.04%	07/11/18	2,063,670
1,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (3 Month USD LIBOR + 0.130%)	2.81%	05/21/19	1,000,074

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2018

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$400,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.190%)	2.24%	07/13/18	$400,037
1,000,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.200%)	2.22%	08/07/18	1,000,102
1,000,000	ING US Funding LLC (3) (1 Month USD LIBOR + 0.320%)	2.35%	02/08/19	1,000,183
1,000,000	La Caisse Centrale Desjardins Du Quebec (2) (3) (1 Month USD LIBOR + 0.240%)	2.33%	10/19/18	1,000,248
1,500,000	National Australia Bank Ltd. (2) (3) (1 Month USD LIBOR + 0.250%)	2.30%	11/13/18	1,500,378
1,500,000	Oversea Chinese Banking Corp., Ltd. (2) (3) (1 Month USD LIBOR + 0.160%)	2.25%	07/24/18	1,500,164
1,000,000	Swedbank AB (1)	2.40%	11/21/18	990,567
600,000	Toronto Dominion Holdings USA, Inc. (2) (3) (1 Month USD LIBOR + 0.190%)	2.29%	08/28/18	600,020
1,500,000	Toronto Dominion Holdings USA, Inc. (2) (3) (1 Month USD LIBOR + 0.230%)	2.26%	11/08/18	1,500,262
500,000	Toronto Dominion Holdings USA, Inc. (2) (3) (1 Month USD LIBOR + 0.230%)	2.32%	11/30/18	500,110
1,300,000	UBS AG (2)	2.30%	07/24/18	1,300,248
1,000,000	United Overseas Bank Ltd. (1) (2)	2.48%	11/21/18	990,204
1,000,000	United Overseas Bank Ltd. (1) (2)	2.46%	12/03/18	989,337
				21,872,022
NON-FINANCIAL COMPANIES — 5.4% (1) (2)
4,000,000	GlaxoSmithKline PLC	1.95%	07/02/18	3,999,350
3,000,000	The Procter Gamble Co.	1.92%	07/05/18	2,999,046
				6,998,396
	Total Commercial Paper			52,322,783
	Total Corporate Debt (Cost $52,319,830)			52,322,783
TIME DEPOSITS — 8.2%
4,000,000	Credit Agricole Corporate & Investment Bank SA	1.90%	07/02/18	4,000,000
1,500,000	Natixis S.A.	1.89%	07/02/18	1,500,000
5,000,000	Skandinaviska Enskilda Banken AB, New York	1.90%	07/02/18	5,000,000
	Total Time Deposits (Cost $10,500,000)			10,500,000
	Total Investments — 75.4% (Cost $97,314,479)			97,323,084

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2018

(Concluded)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

REPURCHASE AGREEMENTS — 24.0%
$13,000,000	BNP Paribas Securities Co. Dated 6/29/18, To be repurchased at $13,002,275 (collateralized by $13,044,711 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.00% to 8.75%; due 08/16/18 to 05/15/44; Total Fair Value $13,260,026)	2.10%	07/02/18	$13,000,000
8,000,000	HSBC Securities (USA), Inc. Dated 6/29/18, To be repurchased at $8,001,400 (collateralized by $8,090,000 par amount of a U.S. Treasury Note, 0.38%; due 01/15/27; Total Fair Value $8,161,457)	2.10%	07/02/18	8,000,000
10,000,000	TD Securities (USA), LLC Dated 6/29/18, To be repurchased at $10,001,767 (collateralized by $10,258,840 par amount of a Freddie Mac Gold Participating Certificate, 3.50%; due 07/01/46; Total Fair Value $10,300,000)	2.12%	07/02/18	10,000,000
	Total Repurchase Agreements (Cost $31,000,000)			31,000,000
	Total Investments in Securities — 99.4% (Cost $128,314,479)			128,323,084
	Other Assets in excess of Liabilities — 0.60%			779,635
	Net Assets — 100.0%			$129,102,719
	Net Asset Value Per Participation Certificate			$1.0000

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)	Variable rate security. The rate shown is the rate in effect at June 30, 2018. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2018

	Government Portfolio		Money Market Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$666,134,379	(1)	$97,323,084
Repurchase Agreements at cost, which approximates fair value	450,000,000		31,000,000
Cash	406,252		742,271
Accrued interest receivable	567,975		83,679
Other assets	31,812		6,126
Total Assets	1,117,140,418		129,155,160

LIABILITIES
Dividends payable	161,109		13,660
Accrued expenses payable
Investment advisory fees (Note 4)	41,861		—
Administration fees (Note 4)	17,098		1,658
Custodian fees (Note 4)	16,464		2,643
Transfer agent fees (Note 4)	777		10,098
Other liabilities	49,032		24,382
Total Liabilities	286,341		52,441

NET ASSETS	$1,116,854,077		$129,102,719

NET ASSETS CONSIST OF:
Paid-in Capital	$1,116,848,786		$129,094,661
Accumulated undistributed net investment income	—		1,212
Accumulated net realized gain/(loss) on securities sold	5,291		(1,759)
Net unrealized appreciation/(depreciation) on securities	—		8,605

TOTAL NET ASSETS	$1,116,854,077		$129,102,719

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	1,116,848,786		129,105,552

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$1.0000

Investments in securities, at cost	$1,116,134,379		$128,314,479

(1)   Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

For the Six Months Ended June 30, 2018

	Government Portfolio	Money Market Portfolio

INTEREST INCOME	$6,966,977	$1,311,470

EXPENSES
Investment advisory and servicing fees (Note 4)	629,439	144,061
Administration fees (Note 4)	212,513	36,015
Custodian fees (Note 4)	39,661	32,546
Transfer agent fees (Note 4)	2,481	15,380
Audit and tax fees	12,655	12,665
Legal fees	24,931	5,968
Fund compliance fees	26,308	5,730
Printing fees	12,737	5,611
Trustee expense	13,331	3,098
Insurance expense	18,590	1,681
S&P Rating fees	4,518	1,220
Administration out of pocket expense	2,399	1232
Miscellaneous	6,096	347
Total Expenses	1,005,659	265,554
Less fees waived and/or reimbursed (Note 4)	(580,633)	(139,501)
Net Expenses	425,026	126,053

NET INVESTMENT INCOME	6,541,951	1,185,417

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	9,312	(2,492)

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	13,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,551,263	$1,196,686

See accompanying notes to financial statements.

Government Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,541,951	$4,273,093
Net realized gain/(loss) on securities sold	9,312	(4,021)
Net increase in net assets resulting from operations	6,551,263	4,269,072

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0075 and $0.0079 per PC, respectively	(6,541,951)	(4,273,093)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(6,541,951)	(4,273,093)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,413,469,960	4,077,383,499
Reinvestment of dividends	5,308,463	3,565,011
Cost of PCs repurchased	(4,009,914,074)	(3,774,625,875)
Net increase in net assets resulting from capital transactions	408,864,349	306,322,635
Total increase in net assets	408,873,661	306,318,614

NET ASSETS:
Beginning of period	707,980,416	401,661,802
End of period	$1,116,854,077	$707,980,416
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,413,469,960	4,077,383,499
Reinvestments of dividends	5,308,463	3,565,011
PCs repurchased	(4,009,914,074)	(3,774,625,875)
Net increase in PC’s outstanding	408,864,349	306,322,635

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,185,417	$278,376
Net realized gain/(loss) on securities sold	(2,492)	733
Net change in unrealized appreciation/(depreciation) on securities	13,761	(7,443)
Net increase in net assets resulting from operations	1,196,686	271,666

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0083 and $0.0080 per PC, respectively	(1,185,417)	(278,614)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(1,185,417)	(278,614)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	185,072,219	223,799,166
Reinvestment of dividends	743,435	189,440
Cost of PCs repurchased	(121,786,088)	(196,389,869)
Net increase in net assets resulting from capital transactions	64,029,566	27,598,737
Total increase in net assets	64,040,835	27,591,789

NET ASSETS:
Beginning of period	65,061,884	37,470,095
End of period	$129,102,719	$65,061,884
Accumulated undistributed net investment income	$1,212	$1,212

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	185,098,956	223,807,055
Reinvestments of dividends	743,489	189,448
PCs repurchased	(121,808,669)	(196,398,971)
Net increase in PC’s outstanding	64,033,776	27,597,532

See accompanying notes to financial statements.

Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/18 (Unaudited)		Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0075		0.0079	0.0022	0.0002	0.0001	0.0003
Net Realized Gain (Loss) on Investments	—	(1)	— (1)	—	—	—	—
Total From Investment Operations	0.0075		0.0079	0.0022	0.0002	0.0001	0.0003

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0075)		(0.0079)	(0.0022)	(0.0002)	(0.0001)	(0.0003)
Total Dividends and Distributions	(0.0075)		(0.0079)	(0.0022)	(0.0002)	(0.0001)	(0.0003)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.75%		0.79%	0.22%	0.02%	0.01%	0.03%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,116,854		$707,980	$401,662	$102,110	$112,048	$129,306

Ratio of Net Expenses to Average Net Assets (2)	0.10	%**	0.10%	0.10%	0.07%	0.05%	0.06%

Ratio of Net Investment Income to Average Net Assets (3)	1.54	%**	0.81%	0.23%	0.02%	0.01%	0.03%

*	Not Annualized

**	Annualized

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.24% annualized for six months ended June 30, 2018 and 0.28%, 0.31%, 0.34%, 0.32% and 0.30% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 1.40% annualized for six months ended June 30, 2018 and 0.63%, 0.02%, (0.25)%, (0.26)% and (0.21)% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/18 (Unaudited)*		Year Ended 12/31/17*	Year Ended 12/31/16*	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net Asset Value, Beginning of Period	$0.9998		$0.9999	$1.0000	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0083		0.0080	0.0030	0.0006	0.0003	0.0004
Net Realized and Unrealized Gain (Loss) on Investments	0.0002		(0.0001)	0.0001	0.0001	—	—
Total From Investment Operations	0.0085		0.0079	0.0031	0.0007	0.0003	0.0004

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0083)		(0.0080)	(0.0032)	(0.0007)	(0.0003)	(0.0004)
Total Dividends and Distributions	(0.0083)		(0.0080)	(0.0032)	(0.0007)	(0.0003)	(0.0004)
Net Asset Value, End of Period	$1.0000		$0.9998	$0.9999	$1.00	$1.00	$1.00
Total Return **	0.85%		0.78%	0.32%	0.07%	0.03%	0.04%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$129,103		$65,062	$37,470	$194,735	$539,276	$586,404

Ratio of Net Expenses to Average Net Assets (1)	0.18	%***	0.18%	0.18%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets (2)	1.65	%***	0.88%	0.29%	0.05%	0.02%	0.03%

*	Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision. (See Note 2)

**	Not Annualized

***	Annualized

(1)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.37% annualized for the six months ended June 30, 2018 and 0.57%, 0.33%, 0.31%, 0.27% and 0.25% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 1.45% annualized for six months ended June 30, 2018 and 0.49%, 0.14%, (0.08)%, (0.09)% and (0.04)% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2018

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Maryland Corporation. The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations, bank and commercial obligations and repurchase agreements relating to such obligations.

Indemnification

The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to oversight by the board of trustees of the Fund (the “Board of Trustees” or the “Board”). Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under Securities and Exchange Commission (“SEC”) rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2018
(Continued)

2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Independent Trustees, determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The tax character of distributions for the period of January 1, 2018 through June 30, 2018 will be determined at the end of the Portfolios’ fiscal year.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, must be maintained at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2018, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for the Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2018.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2018

(Continued)

expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•     Level 1 — quoted prices in active markets for identical securities

•     Level 2 — other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 investment holdings in each Portfolio. Various factors are considered in classifying Portfolios’ holdings, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. As of June 30, 2018, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below. For the six months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

	Total Fair Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$355,736,212	$—	$355,736,212	$—
Agency Obligations	310,398,167	—	310,398,167	—
Repurchase Agreements	450,000,000	—	450,000,000	—
	$1,116,134,379	$—	$1,116,134,379	$—
Money Market Portfolio
Bank Obligations	$34,500,301	$—	$34,500,301	$—
Corporate Debt	52,322,783	—	52,322,783	—
Time Deposits	10,500,000	—	10,500,000	—
Repurchase Agreements	31,000,000	—	31,000,000	—
	$128,323,084	$—	$128,323,084	$—

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2018

(Continued)

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities. For the six months ended June 30, 2018, there were no fair valued securities for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; (iii) and the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2019 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund, nor the Portfolios are a party to, or financially responsible for this minimum fee agreement.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2018

(Continued)

As a result of the foregoing waivers, for the six months ended June 30, 2018, the Administrator waived $136,730 and $12,064 which the Administrator was entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $443,903 and $127,437 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2018.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly—owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee for the services provided, which is paid monthly in arrears.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2014, 2015, 2016 and 2017.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2017 and 2016 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2017	$4,273,093	$—
2016	327,844	—

Money Market Portfolio
2017	$278,614	$—
2016	739,820	—

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Portfolio
Government Portfolio	$—	$—	$(4,021)	$—	$—	$(4,021)
Money Market Portfolio	1,945	—	—	(5,156)	—	(3,211)

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2018

(Concluded)

As of December 31, 2017, the Government Portfolio had $4,021 of capital loss carryforwards, which are short-term capital losses and have an unlimited period of capital loss carryforward, and the Money Market Portfolio had no capital loss carryforwards.

For the Money Market Portfolio, the cost for U.S. federal income tax purposes was $128,314,479. As of June 30, 2018, the Money Market Portfolio had net unrealized appreciation of $8,605, which consisted of aggregate gross unrealized appreciation of $12,890 for all of the Money Market Portfolio’s investment holdings for which there was an excess of market value over tax, and aggregate gross unrealized depreciation of $4,285 for all of the Money Market Portfolio’s investment holdings for which there was an excess of tax cost over market value. For the Government Portfolio, the cost for U.S. federal income tax purposes was $1,116,134,379.

Note 6. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 7. New Accounting Pronouncement

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. Certain requirements went into effect August 1, 2017. Other requirements became or will become effective June 1, 2018 or June 1, 2019 depending on the amount of assets under management and subject to the SEC’s delay of certain aspects of the rules.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2018, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2018

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Portfolio

			Expenses Paid During
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Six Months Ended June 30, 2018*
Actual	$1,000.00	$1,007.50	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid During
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Six Months Ended June 30, 2018*
Actual	$1,000.00	$1,008.50	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2018

Government Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	40.3%	$450,000,000
U.S. Treasury Obligations	31.8	355,736,212
Agency Obligations	27.8	310,398,167
Total Investments in Securities	99.9%	$1,116,134,379
Other Assets in excess of Liabilities	0.1%	719,698
Net Assets	100.0%	$1,116,854,077

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$456,560,000	40.9%
8 - 14 days	174,285,000	15.6
15 - 30 days	187,575,000	16.8
31 - 60 days	102,095,000	9.1
61 - 90 days	69,630,000	6.2
91 - 120 days	33,015,000	3.0
121 - 150 days	—	—
Over 150 days	94,370,000	8.4
Over 150 days	$1,117,530,000	100.0%

Weighted Average Maturity - 36 days

(1)                   Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2018

Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Repurchase Agreements	24.0%	$31,000,000
Bank Obligations - Yankee Certificates of Deposit	23.0	29,749,619
Commercial Paper - Asset Backed Securities	18.2	23,452,365
Commercial Paper - Financial Companies	16.9	21,872,022
Time Deposit	8.2	10,500,000
Commercial Paper - Non-Financial Companies	5.4	6,998,396
Bank Obligations - Certificates of Deposit	3.7	4,750,682
Total Investments in Securities	99.4%	$128,323,084
Other Assets in excess of Liabilities	0.6%	779,635
Net Assets	100.0%	$129,102,719

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$65,250,000	50.8%
8 - 14 days	20,165,000	15.7
15 - 30 days	12,650,000	9.9
31 - 60 days	15,850,000	12.3
61 - 90 days	7,500,000	5.8
91 - 120 days	2,000,000	1.6
121 - 150 days	4,000,000	3.1
Over 150 days	1,000,000	0.8
Total Par Value	$128,415,000	100.0%

Weighted Average Maturity - 21 days

(1)                   Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2018

Approval of Investment Advisory Agreement

Background and Approval Process. BlackRock Advisors, LLC (the “Advisor”) serves as investment adviser to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Trustees (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board, including a majority of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 13, 2018 (the “March Board meeting”).

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The information provided by the Advisor in response to the Board’s requests supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance. The Independent Trustees, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Trustees received supplemental responses in advance of, or during, the March Board meeting.

At the March Board meeting, representatives of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board considered these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of each Portfolio. The Board also considered, generally, that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the qualifications, experience and skills of key personnel performing services for the Portfolios, as well as the Advisor’s organizational structure. The Board also reviewed each Portfolio’s investment performance and information regarding the Advisor’s investment program. The Board considered the depth and quality of the Advisor’s investment processes, the overall financial stability of the organization, and the experience and capabilities of its senior management. In

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2018

(Continued)

addition, the Board reviewed the Advisor’s compliance and risk management programs, including their cybersecurity practices and business continuity programs, and considered the Advisor’s commitment to a rigorous compliance effort and the resulting compliance by the Portfolios and the Advisor with legal requirements.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under each Advisory Agreement were satisfactory.

Investment Performance. The Board noted that it reviews data on the short- term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, based on the similarity of the fund’s investment objective and strategies to those of the Portfolio and the comparability of the fund’s asset size to that of the Portfolio, using publicly available data.

In reviewing this performance information, the Board made the following observations:

Government Portfolio. The Government Portfolio outperformed the median of its peer group of funds for the one-, three- and five-year periods ended December 31, 2017.

Money Market Portfolio. The Money Market Portfolio underperformed the median of its peer group of funds for the one-, three- and five-year periods ended December 31, 2017. The Board noted that the peer group of funds consisted of eight other institutional prime money market funds. The Board took into account the considerable asset-flow volatility experienced by the Portfolio. The Board considered the Advisor’s statement that the Portfolio has been invested conservatively relative to its peer group of funds to meet liquidity needs due to the asset-flow volatility experienced by the Portfolio in recent periods, which detracted from performance. The Board also took into account the Portfolio’s asset size, noting that there was a considerable variance in asset size among the peer group of funds and the Portfolio was the smallest fund. The Board considered the Advisor’s statement that sufficient scale is necessary to effectively diversify, and manage the duration of, the Portfolio.

After reviewing the foregoing and related information, the Board concluded that the performance of each Portfolio was acceptable or that it was otherwise satisfied with the Advisor’s responses and efforts relating to improving investment performance.

Fees and Expenses. The Board reviewed expense data compiled by BCS and information provided by the Advisor regarding each Portfolio’s advisory fees and expense ratios, including information regarding any fee waiver and expense reimbursement agreements for the Portfolios. The Board reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with comparable asset levels and expense structures. The Board also reviewed information provided by the Advisor regarding the services rendered and the fee rates offered to other clients, including other similarly managed portfolios. The Board considered that the net expense ratio of the Government Portfolio was the lowest of its peer group of funds and the net expense ratio of the Money Market Portfolio was below the median of its peer group of funds. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability. The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements, and any changes to such methodology from what was previously reported to or discussed with the Board. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provide compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited. The Board concluded that the level of estimated profitability to the Advisor of the Advisory Agreements was reasonable.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2018

(Continued)

Economies of Scale. The Board considered information regarding staffing of the Advisor and any other investments in firm infrastructure for the past twelve months for the benefit of the Portfolios, as well as reports from the Advisor on any anticipated changes in its expenses over the next twelve months in providing services to the Portfolios. The Board took into account that the Advisor has agreed to fee waivers with respect to each Portfolio for the next twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of the Portfolios increase. The Board concluded that the each Portfolio’s fee schedule represents an appropriate sharing between the Portfolio and the Advisor of such economies of scale as may exist in the management of the Portfolio at current asset levels and that the Portfolios’ Participation Certificate holders share in the benefits of enhanced services, investment in talented employees and capital improvements provided by the Advisors without an increase in advisory fees.

Other Benefits to the Advisor or its Affiliates. The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment adviser in the broker-dealer community, potentially enhancing business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Shareholder Meeting Results

A Special Meeting of Participation Certificate holders of the Fund was held on April 2, 2018 at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181 (the “2018 Meeting”), to consider and vote on the following proposal:

1. To elect Nicholas G. Chiarello, William A. Coats, Carl R. McDonald, John E.Q. Orner and Ralph Woodard, Jr. to the Board of Trustees of the Fund.

Each nominee listed below was elected by Participation Certificate holders at the 2018 Meeting, having received the number of votes listed below (“Number of Votes” represents all series/Portfolios of the Fund).

	Number of Votes:
2018 Meeting Nominee	For	Against	Abstain
Nicholas G. Chiarello	720,324,379.02	0	147,201.76
William A. Coats	720,324,379.02	0	147,201.76
Carl R. McDonald	720,324,379.02	0	147,201.76
John E.Q. Orner	720,324,379.02	0	147,201.76
Ralph Woodard, Jr.	720,324,379.02	0	147,201.76

W. Dennis Cronin, John F. Giblin, Robert J. Kolodgy, Jeffery T. Leber, Michael J. Mizeur, Michael A. Murray, Vincent P. Price, and Cynthia M. Vice were each elected to the Board of Trustees by the vote of Participation Certificate holders at a previous meeting of Participation Certificate holders and continued their term of office as Trustees after the 2018 Meeting.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2018

(Concluded)

A Special Meeting of Participation Certificate holders of the Fund was held on August 10, 2016 at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181 (the “2016 Meeting”), to consider and vote on the following proposal:

1. To elect W. Dennis Cronin, John F. Giblin, Michael J. Mizeur and Michael A. Murray to the Board of Trustees of the Fund.

Each nominee listed below was elected by Participation Certificate holders at the 2016 Meeting, having received the number of votes listed below (“Number of Votes” represents all series/Portfolios of the Fund).

	Number of Votes:
2016 Meeting Nominee	For	Withhold
W. Dennis Cronin	367,885,585.34	0
John F. Giblin	367,885,585.34	0
Michael J. Mizeur	367,885,585.34	0
Michael A. Murray	367,885,585.34	0

Robert J. Kolodgy, Jeffery T. Leber, Vincent P. Price, and Cynthia M. Vice were each elected to the Board of Trustees by the vote of Participation Certificate holders at a previous meeting of Participation Certificate holders and continued their term of office as Trustees after the 2016 Meeting.

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on  the operations of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures with respect to each Portfolio, used to determine how to vote proxies relating to portfolio securities, are included in the Portfolio’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

2018 Board of Trustees

Nicholas G. Chiarello	Michael J. Mizeur
Director of Investments and Assistant Treasurer	Executive Vice President,
Blue Cross and Blue Shield of North Carolina	Chief Financial Officer and Treasurer
BlueCross BlueShield of South Carolina
William A. Coats
Vice President, Treasurer and Chief Investment Officer	Michael A. Murray
GuideWell and Blue Cross and Blue Shield of Florida	Senior Vice President and Chief Financial Officer
Blue Shield of California
W. Dennis Cronin
Senior Vice President of Treasury Services,	John E.Q. Orner
Assistant Treasurer and Chief Risk Officer	Vice President, Treasurer and Chief Investment Officer
Highmark Health	Blue Cross and Blue Shield of Minnesota

John F. Giblin	Vincent P. Price
Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	Cambia Health Solutions, Inc.

Robert J. Kolodgy	Cynthia M. Vice
Executive Vice President and Chief Financial Officer	Senior Vice President,
Blue Cross Blue Shield Association	Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama
Jeffery T. Leber
Chief Financial Officer	Ralph Woodard, Jr.
Blue Cross & Blue Shield of Mississippi	Executive Vice President and Chief Financial Officer
Blue Cross of Idaho Health Service, Inc.
Carl R. McDonald
Divisional Senior Vice President
Health Care Service Corporation

INVESTMENT ADVISOR

BlackRock Advisors, LLC

Wilmington, Delaware

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant, as the registrant is not a listed company.

Item 6. Investments.

(a)                                 Schedule of Investments included in Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their  evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)                  Not applicable.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer (Principal Executive Officer)
Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	August 14, 2018

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer (Principal Financial Officer)
Date:	August 14, 2018

EXHIBIT INDEX

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.